Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 2	$ 0
Deferred revenue	(886)	$ (874)	[1]	$ (866)
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	2
Trade receivables	3
Current assets	6
Prepaid expenses and other current assets	1
Total assets	69
Payables and accruals	(1)
Deferred revenue	(4)
Current liabilities	(5)
Other financial liabilities	(18)
Deferred tax	(10)
Total liabilities	(33)
Net assets acquired	36
Goodwill	117
Total	153
Business combinations [member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	61
Business combinations [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 2

[1]	Amounts have been reclassified to reflect the current presentation.